Accounting judgments, estimates and assumptions - Sensitivity to input parameters (Details) $ in Thousands		12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2021 USD ($)
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, liabilities [line items]
Amount of simulations performed		10,000
Percentage Of Share Capital, To Calculate Fair Value Of Share Options Granted	100	100
Share of durable items | Deferred revenue
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, liabilities [line items]
Percentage of increase in fair value of public and private warrants	10.00%	10.00%
Percentage of decrease in fair value of public and private warrants	10.00%	10.00%
Decrease in deferred revenue balance	$ 32,279
Increase in deferred revenue balance	$ 32,253
Share of consumable items | Deferred revenue
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, liabilities [line items]
Percentage of increase in fair value of public and private warrants	10.00%	10.00%
Percentage of decrease in fair value of public and private warrants	10.00%	10.00%
Decrease in deferred revenue balance	$ 7,872
Increase in deferred revenue balance	$ 7,872
Estimated lifespans | Deferred revenue
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, liabilities [line items]
Percentage of increase in fair value of public and private warrants	10.00%	10.00%
Decrease in deferred revenue balance	$ 32,268
Increase in deferred revenue balance	$ 28,982